Other operating income and expenses (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Other operating income [Abstract]
Grants (Note 16)	$ 14,667	$ 14,993
Insurance proceeds and other	7,953	4,440
Total	22,620	19,373
Gains on sale of equity interest	4,600
Other operating expenses [Abstract]
Raw materials and consumables used	(9,071)	(5,010)
Leases and fees	(3,650)	(2,866)
Operation and maintenance	(29,502)	(36,317)
Independent professional services	(7,646)	(8,561)
Supplies	(10,712)	(15,061)
Insurance	(10,698)	(11,666)
Levies and duties	(3,598)	(4,672)
Other expenses	(4,005)	(3,780)
Total	$ (78,881)	$ (87,933)